Subsequent Events (Details Narrative)				9 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) shares	Sep. 09, 2021 USD ($)	Feb. 05, 2021 USD ($)	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Jul. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Shares issued for services, shares | shares				529,335
Shares issued for services, value				$ 59,796
Number of options acquired | shares				605,000
Exercise Price | $ / shares						$ 0.15
Options forfeited or expired | shares				1,460,000
Number of common stock issued | shares	1,300,000
Proceeds from private placement	$ 13,166,400
Note payable issued for settlement of cash portion of business acquisition consideration payable					$ 360,000
Unsecured Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Principal Amount		$ 800,000
Gain on debt settlement		$ 449,684
High Street Capital Partners [Member]
IfrsStatementLineItems [Line Items]
Consideration of common stock acquired			$ 3,000,000